Quarterly Holdings Report
for
Fidelity® International Index Fund
November 30, 2021
SPI-NPRT3-0122
1.810719.117
Common Stocks - 96.9%
	Shares	Value ($)
Australia - 6.5%
Afterpay Ltd. (a)	499,577	38,257,967
Ampol Ltd.	547,153	11,182,390
APA Group unit	2,709,405	18,406,236
Aristocrat Leisure Ltd.	1,383,727	43,509,654
ASX Ltd.	444,531	28,655,813
Aurizon Holdings Ltd.	4,227,079	10,154,731
AusNet Services	4,397,244	7,961,821
Australia & New Zealand Banking Group Ltd.	6,536,954	124,418,466
BHP Group Ltd. (b)	6,774,361	189,775,468
BlueScope Steel Ltd.	1,156,883	16,304,004
Brambles Ltd. (a)	3,310,555	23,622,891
Cochlear Ltd.	151,035	23,449,502
Coles Group Ltd.	3,063,014	39,346,121
Commonwealth Bank of Australia	4,073,678	270,587,392
Computershare Ltd.	1,247,622	16,978,023
Crown Ltd. (a)	855,264	6,718,618
CSL Ltd.	1,045,063	228,550,315
Dexus unit	2,469,657	19,664,729
Dominos Pizza Enterprises Ltd.	139,090	12,861,778
Endeavour Group Ltd.	3,080,370	15,041,516
Evolution Mining Ltd.	4,208,470	12,090,032
Fortescue Metals Group Ltd.	3,888,582	46,697,069
Goodman Group unit	3,817,879	67,195,688
IDP Education Ltd.	479,308	11,951,781
Insurance Australia Group Ltd.	5,660,616	17,875,804
Lendlease Group unit	1,581,286	12,038,707
Macquarie Group Ltd.	804,523	112,831,220
Magellan Financial Group Ltd.	316,563	7,482,950
Medibank Private Ltd.	6,323,287	15,551,065
Mirvac Group unit	9,053,426	18,457,681
National Australia Bank Ltd.	7,561,448	146,110,397
Newcrest Mining Ltd.	1,876,578	31,596,914
Northern Star Resources Ltd.	2,539,740	17,090,683
Orica Ltd.	935,811	9,446,035
Origin Energy Ltd.	4,044,366	13,838,526
Qantas Airways Ltd. (a)	2,122,077	7,654,376
QBE Insurance Group Ltd.	3,387,446	28,059,289
Ramsay Health Care Ltd.	420,421	20,025,761
REA Group Ltd.	121,358	14,048,367
Reece Ltd.	667,520	11,144,211
Rio Tinto Ltd.	852,432	56,815,850
Santos Ltd.	4,304,907	19,578,644
Scentre Group unit	11,918,196	26,252,288
SEEK Ltd.	771,304	19,133,877
Sonic Healthcare Ltd.	1,043,264	31,755,595
South32 Ltd.	10,733,020	27,008,148
Stockland Corp. Ltd. unit	5,481,605	17,076,046
Suncorp Group Ltd.	2,945,913	22,721,936
Sydney Airport unit (a)	3,036,474	17,965,769
Tabcorp Holdings Ltd.	5,101,057	18,108,717
Telstra Corp. Ltd.	9,561,829	27,741,730
The GPT Group unit	4,398,297	16,523,168
Transurban Group unit	7,002,932	68,191,267
Treasury Wine Estates Ltd.	1,657,478	14,296,552
Vicinity Centres unit	8,884,951	10,735,515
Washington H. Soul Pattinson & Co. Ltd.	497,153	11,014,613
Wesfarmers Ltd.	2,603,576	105,529,837
Westpac Banking Corp.	8,423,807	122,043,346
WiseTech Global Ltd.	335,749	12,558,100
Woodside Petroleum Ltd.	2,212,595	33,800,432
Woolworths Group Ltd.	2,910,834	84,701,011
TOTAL AUSTRALIA		2,530,186,432
Austria - 0.2%
Erste Group Bank AG	789,614	34,539,483
OMV AG	338,153	18,012,963
Raiffeisen International Bank-Holding AG	339,976	10,109,561
Verbund AG	156,374	16,404,297
Voestalpine AG	266,460	9,029,505
TOTAL AUSTRIA		88,095,809
Bailiwick of Jersey - 0.8%
Experian PLC	2,117,005	95,164,265
Ferguson PLC	510,518	77,843,155
Glencore Xstrata PLC	22,929,459	108,864,400
WPP PLC	2,738,618	38,012,336
TOTAL BAILIWICK OF JERSEY		319,884,156
Belgium - 0.8%
Ageas	394,839	20,432,517
Anheuser-Busch InBev SA NV	1,749,640	97,633,853
Colruyt NV	125,115	5,865,853
Elia System Operator SA/NV	70,936	8,841,292
Groupe Bruxelles Lambert SA	259,209	28,079,912
KBC Groep NV	574,075	48,191,347
Proximus	350,036	6,359,553
Sofina SA	35,391	16,407,978
Solvay SA Class A	170,166	19,090,102
UCB SA	290,316	31,653,843
Umicore SA	452,601	22,076,809
TOTAL BELGIUM		304,633,059
Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	1,521,450	8,809,114
Hongkong Land Holdings Ltd.	2,679,843	14,471,152
Jardine Matheson Holdings Ltd.	497,157	28,134,115
TOTAL BERMUDA		51,414,381
Cayman Islands - 0.7%
Budweiser Brewing Co. APAC Ltd. (c)	3,953,500	10,038,382
Chow Tai Fook Jewellery Group Ltd.	4,592,600	8,233,463
CK Asset Holdings Ltd.	4,602,023	26,320,880
CK Hutchison Holdings Ltd.	6,179,425	38,684,526
ESR Cayman Ltd. (a)(c)	4,568,200	15,114,075
Futu Holdings Ltd. ADR (a)(b)	116,913	5,552,198
Melco Crown Entertainment Ltd. sponsored ADR (a)	495,390	4,835,006
Sands China Ltd. (a)	5,575,600	12,741,970
Sea Ltd. ADR (a)	316,373	91,137,570
SITC International Holdings Co. Ltd.	3,080,000	12,342,908
WH Group Ltd. (c)	19,152,000	12,050,393
Wharf Real Estate Investment Co. Ltd.	3,834,585	19,423,712
Xinyi Glass Holdings Ltd.	4,177,000	10,188,066
TOTAL CAYMAN ISLANDS		266,663,149
Denmark - 2.6%
A.P. Moller - Maersk A/S:
Series A	7,280	20,837,110
Series B	13,232	39,838,554
Ambu A/S Series B	384,731	10,900,457
Carlsberg A/S Series B	230,516	35,854,451
Chr. Hansen Holding A/S	242,228	18,021,751
Coloplast A/S Series B	272,781	44,632,958
Danske Bank A/S	1,583,706	26,154,405
Demant A/S (a)	248,094	11,867,865
DSV A/S	468,405	101,997,978
Genmab A/S (a)	150,817	58,447,912
GN Store Nord A/S	285,564	16,416,729
Novo Nordisk A/S Series B	3,866,656	413,925,772
Novozymes A/S Series B	471,684	35,754,997
ORSTED A/S (c)	434,375	55,957,791
Pandora A/S	229,610	28,500,799
Rockwool International A/S Series B	19,223	8,008,362
Tryg A/S	826,525	20,033,571
Vestas Wind Systems A/S	2,318,876	77,860,384
TOTAL DENMARK		1,025,011,846
Finland - 1.2%
Elisa Corp. (A Shares)	326,748	19,625,117
Fortum Corp.	1,019,781	29,387,520
Kesko Oyj	627,158	19,730,349
Kone OYJ (B Shares)	780,538	51,554,522
Neste Oyj	971,412	46,017,105
Nokia Corp. (a)	12,381,190	69,006,989
Nordea Bank ABP	7,439,247	88,391,341
Orion Oyj (B Shares)	243,681	10,029,054
Sampo Oyj (A Shares)	1,145,008	56,344,239
Stora Enso Oyj (R Shares)	1,335,908	22,687,923
UPM-Kymmene Corp.	1,225,550	44,546,175
Wartsila Corp.	1,086,967	15,144,079
TOTAL FINLAND		472,464,413
France - 10.2%
Accor SA (a)	390,854	11,600,311
Aeroports de Paris SA (a)(b)	68,181	7,972,112
Air Liquide SA	731,859	121,030,788
Alstom SA	728,665	25,970,950
Amundi SA (c)	139,842	11,648,789
Arkema SA	140,962	18,480,394
AXA SA	4,444,503	122,170,722
bioMerieux SA	95,141	13,509,006
BNP Paribas SA	2,582,883	160,525,175
Bollore SA	2,030,380	10,905,369
Bouygues SA	525,180	17,838,419
Bureau Veritas SA	674,997	21,403,774
Capgemini SA	368,185	85,223,712
Carrefour SA	1,448,080	23,951,722
CNP Assurances (b)	394,161	9,642,178
Compagnie de St. Gobain	1,161,703	73,686,468
Compagnie Generale des Etablissements Michelin SCA Series B	389,051	57,412,385
Covivio	119,435	9,917,739
Credit Agricole SA	2,840,140	38,864,619
Danone SA	1,500,034	88,222,284
Dassault Aviation SA	57,517	5,453,230
Dassault Systemes SA	1,526,510	92,019,475
Edenred SA	573,122	25,687,117
EDF SA (a)	200,740	2,820,698
EDF SA	1,087,777	15,284,897
Eiffage SA	191,290	17,836,970
ENGIE	4,194,127	60,674,779
EssilorLuxottica SA	659,321	132,364,217
Eurazeo SA	90,928	7,460,837
Faurecia SA	269,437	11,581,046
Gecina SA	105,425	14,275,762
Getlink SE	1,010,527	14,955,805
Hermes International SCA	72,723	136,331,430
Ipsen SA	86,624	8,462,418
Kering SA	172,241	132,640,998
Klepierre SA	466,773	9,891,227
L'Oreal SA (a)	201,944	91,185,250
L'Oreal SA	374,291	169,006,350
La Francaise des Jeux SAEM (c)	219,279	10,171,188
Legrand SA	614,110	67,462,989
LVMH Moet Hennessy Louis Vuitton SE	637,464	496,376,043
Orange SA	4,584,071	49,282,236
Orpea	118,752	11,232,032
Pernod Ricard SA	481,050	110,475,658
Publicis Groupe SA	523,578	33,929,150
Remy Cointreau SA	52,211	12,256,986
Renault SA (a)	441,480	14,249,423
Safran SA	784,841	87,661,841
Sanofi SA	2,611,074	248,214,714
Sartorius Stedim Biotech	63,498	37,547,621
Schneider Electric SA	1,241,305	220,299,266
SEB SA	63,538	9,432,451
Societe Generale Series A	1,861,719	57,931,674
Sodexo SA (a)	84,696	7,111,818
Sodexo SA	118,462	9,947,108
Suez Environnement SA	806,977	18,061,326
Teleperformance	134,866	55,475,520
Thales SA	244,954	20,135,113
Total SA	5,759,947	265,031,069
Ubisoft Entertainment SA (a)	212,850	10,909,886
Valeo SA	527,329	15,274,039
Veolia Environnement SA	1,505,014	48,474,153
VINCI SA	1,235,108	117,185,572
Vivendi SA	1,781,612	22,730,919
Wendel SA	61,578	7,060,380
Worldline SA (a)(c)	547,428	28,797,575
TOTAL FRANCE		3,970,627,172
Germany - 7.9%
adidas AG	437,179	126,702,892
Allianz SE	946,714	205,462,699
BASF AG	2,109,009	138,438,953
Bayer AG	2,255,870	113,899,174
Bayerische Motoren Werke AG (BMW)	756,067	72,866,575
Bechtle AG	188,070	13,603,648
Beiersdorf AG	231,442	23,155,842
Brenntag SE	354,726	30,453,713
Carl Zeiss Meditec AG (b)	92,418	18,546,351
Commerzbank AG (a)	2,301,159	16,271,756
Continental AG (a)	252,605	27,017,219
Covestro AG (c)	443,643	25,076,275
Daimler AG (Germany)	1,965,228	184,987,501
Delivery Hero AG (a)(c)	371,986	49,654,019
Deutsche Bank AG (a)	4,745,866	57,375,175
Deutsche Borse AG	436,273	68,576,121
Deutsche Lufthansa AG (a)	1,372,982	8,347,607
Deutsche Post AG	2,276,071	134,666,010
Deutsche Telekom AG	7,654,265	134,812,182
E.ON AG	5,154,898	63,688,174
Evonik Industries AG	481,408	14,528,124
Fresenius Medical Care AG & Co. KGaA	470,941	28,078,639
Fresenius SE & Co. KGaA	961,755	36,533,879
GEA Group AG	352,261	17,869,599
Hannover Reuck SE	138,450	24,282,547
HeidelbergCement AG	341,718	22,734,997
HelloFresh AG (a)	379,281	38,454,747
Henkel AG & Co. KGaA	237,859	17,665,053
Infineon Technologies AG	2,998,620	135,577,964
KION Group AG	165,684	17,925,872
Knorr-Bremse AG	166,563	16,577,785
Lanxess AG	190,770	11,094,544
LEG Immobilien AG	167,254	23,425,821
Merck KGaA	296,769	73,674,237
MTU Aero Engines AG	122,624	22,939,247
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	321,702	86,960,147
Nemetschek Se	132,612	16,814,191
Puma AG	242,416	29,348,135
Rational AG	11,748	10,847,918
RWE AG	1,475,127	57,130,953
SAP SE	2,397,744	307,273,816
Scout24 AG (c)	200,947	13,354,588
Siemens AG	1,756,608	280,030,822
Siemens Healthineers AG (c)	647,523	47,233,767
Symrise AG	295,413	41,710,971
Telefonica Deutschland Holding AG	2,392,865	6,399,018
Uniper SE	210,092	9,154,154
United Internet AG	223,006	8,384,003
Volkswagen AG	74,475	20,751,559
Vonovia SE	1,254,903	69,736,089
Vonovia SE rights 12/7/21 (a)(b)	1,244,755	4,390,314
Zalando SE (a)(c)	510,462	46,463,714
TOTAL GERMANY		3,070,949,100
Hong Kong - 2.2%
AIA Group Ltd.	27,776,600	292,416,785
BOC Hong Kong (Holdings) Ltd.	8,496,566	25,659,673
CLP Holdings Ltd.	3,770,657	36,940,642
Galaxy Entertainment Group Ltd. (a)	4,997,000	27,330,348
Hang Lung Properties Ltd.	4,650,423	9,219,741
Hang Seng Bank Ltd.	1,755,901	31,073,908
Henderson Land Development Co. Ltd.	3,335,381	13,638,745
Hong Kong & China Gas Co. Ltd.	25,706,640	38,317,997
Hong Kong Exchanges and Clearing Ltd.	2,765,638	152,503,763
Link (REIT)	4,803,382	41,639,988
MTR Corp. Ltd.	3,553,842	18,958,685
New World Development Co. Ltd.	3,503,450	13,837,684
Power Assets Holdings Ltd.	3,185,176	19,177,227
Sino Land Ltd.	7,643,432	9,135,264
Sun Hung Kai Properties Ltd.	2,994,176	36,459,129
Swire Pacific Ltd. (A Shares)	1,143,884	6,329,648
Swire Properties Ltd.	2,687,600	6,382,964
Techtronic Industries Co. Ltd.	3,158,500	65,170,896
TOTAL HONG KONG		844,193,087
Ireland - 0.8%
CRH PLC	1,788,748	86,959,340
DCC PLC (United Kingdom)	226,557	16,686,519
Flutter Entertainment PLC (Ireland) (a)	382,581	51,957,742
James Hardie Industries PLC CDI	1,022,085	40,560,789
Kerry Group PLC Class A	365,426	45,007,057
Kingspan Group PLC (Ireland)	353,690	40,994,446
Smurfit Kappa Group PLC	565,000	28,847,308
TOTAL IRELAND		311,013,201
Isle of Man - 0.1%
Entain PLC (a)	1,344,676	29,847,592

Israel - 0.7%
Azrieli Group	97,449	8,901,019
Bank Hapoalim BM (Reg.)	2,608,542	25,498,240
Bank Leumi le-Israel BM	3,336,254	32,283,427
Check Point Software Technologies Ltd. (a)	243,968	27,156,078
CyberArk Software Ltd. (a)(b)	91,309	15,782,761
Elbit Systems Ltd. (Israel)	60,897	8,910,578
Icl Group Ltd.	1,621,701	14,210,689
InMode Ltd. (a)	114,012	8,664,912
Israel Discount Bank Ltd. (Class A)	2,672,880	16,425,922
Kornit Digital Ltd. (a)	106,269	16,462,131
Mizrahi Tefahot Bank Ltd.	322,694	11,927,172
NICE Systems Ltd. (a)	144,940	41,339,825
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,531,543	20,885,230
Wix.com Ltd. (a)(b)	128,667	19,660,318
TOTAL ISRAEL		268,108,302
Italy - 1.8%
Amplifon SpA	285,936	13,982,954
Assicurazioni Generali SpA	2,541,545	51,104,352
Atlantia SpA (a)	1,138,023	20,817,892
DiaSorin SpA	57,824	12,377,885
Enel SpA	18,676,297	141,517,051
Eni SpA	5,795,554	76,372,582
FinecoBank SpA	1,400,606	24,604,738
Infrastrutture Wireless Italiane SpA (c)	772,921	8,884,034
Intesa Sanpaolo SpA	37,926,899	90,816,289
Mediobanca SpA	1,426,825	15,809,445
Moncler SpA	471,346	34,254,188
Nexi SpA (a)(c)	1,074,906	16,524,235
Poste Italiane SpA (c)	1,199,418	15,153,296
Prysmian SpA	585,051	21,756,373
Recordati SpA	240,172	15,100,695
Snam Rete Gas SpA	4,631,208	26,124,706
Telecom Italia SpA	22,579,342	11,731,935
Terna - Rete Elettrica Naziona	3,231,304	24,098,553
UniCredit SpA	4,894,729	59,098,030
TOTAL ITALY		680,129,233
Japan - 22.6%
Advantest Corp.	458,300	40,009,917
AEON Co. Ltd.	1,501,600	35,022,512
AGC, Inc.	443,935	21,618,301
Aisin Seiki Co. Ltd.	338,300	12,480,303
Ajinomoto Co., Inc.	1,071,866	32,139,004
Ana Holdings, Inc. (a)	367,100	7,223,817
Asahi Group Holdings	1,047,703	38,639,686
ASAHI INTECC Co. Ltd.	497,700	10,954,816
Asahi Kasei Corp.	2,880,627	26,933,720
Astellas Pharma, Inc.	4,275,000	67,033,533
Azbil Corp.	283,400	12,586,084
Bandai Namco Holdings, Inc.	458,750	35,705,963
Benefit One, Inc.	183,600	8,641,147
Bridgestone Corp.	1,310,979	52,568,387
Brother Industries Ltd.	541,900	9,367,653
Canon, Inc.	2,296,944	50,516,080
Capcom Co. Ltd.	404,300	10,118,677
Central Japan Railway Co.	331,100	45,518,158
Chiba Bank Ltd.	1,217,074	7,061,801
Chubu Electric Power Co., Inc.	1,479,464	14,925,057
Chugai Pharmaceutical Co. Ltd.	1,542,175	49,956,867
Concordia Financial Group Ltd.	2,499,784	9,067,228
Cosmos Pharmaceutical Corp.	45,900	7,150,874
CyberAgent, Inc.	929,100	17,100,108
Dai Nippon Printing Co. Ltd.	509,721	11,963,232
Dai-ichi Mutual Life Insurance Co.	2,308,300	46,245,838
Daifuku Co. Ltd.	232,600	18,705,127
Daiichi Sankyo Kabushiki Kaisha	4,023,710	100,013,818
Daikin Industries Ltd.	572,094	116,492,156
Daito Trust Construction Co. Ltd.	150,363	16,348,576
Daiwa House Industry Co. Ltd.	1,300,284	37,760,387
Daiwa House REIT Investment Corp.	5,040	14,424,205
Daiwa Securities Group, Inc.	3,316,185	18,390,036
DENSO Corp.	995,138	72,799,550
Dentsu Group, Inc.	496,700	15,730,247
Disco Corp.	66,300	19,121,334
East Japan Railway Co.	694,300	42,567,188
Eisai Co. Ltd.	544,778	32,923,856
ENEOS Holdings, Inc.	7,046,200	26,157,416
FANUC Corp.	440,472	86,351,179
Fast Retailing Co. Ltd.	133,967	79,311,597
Fuji Electric Co. Ltd.	291,430	15,171,748
FUJIFILM Holdings Corp.	827,205	65,068,885
Fujitsu Ltd.	451,507	74,626,829
GLP J-REIT	9,793	15,620,630
GMO Payment Gateway, Inc.	96,700	13,029,071
Hakuhodo DY Holdings, Inc.	536,700	8,038,511
Hamamatsu Photonics K.K.	322,100	19,889,928
Hankyu Hanshin Holdings, Inc.	525,400	15,640,917
Hikari Tsushin, Inc.	48,100	7,004,255
Hino Motors Ltd.	659,700	5,444,241
Hirose Electric Co. Ltd.	74,477	12,551,748
Hitachi Construction Machinery Co. Ltd.	247,000	7,136,153
Hitachi Ltd.	2,223,254	130,234,152
Hitachi Metals Ltd. (a)	492,000	9,149,237
Honda Motor Co. Ltd.	3,743,460	102,513,800
Hoshizaki Corp.	124,700	9,509,568
Hoya Corp.	848,916	135,333,891
Hulic Co. Ltd.	871,100	8,292,154
Ibiden Co. Ltd.	242,600	15,173,902
Idemitsu Kosan Co. Ltd.	478,715	12,314,307
Iida Group Holdings Co. Ltd.	338,000	7,021,047
INPEX Corp.	2,350,700	19,234,822
Isuzu Motors Ltd.	1,338,900	17,944,780
ITO EN Ltd.	122,900	7,252,117
Itochu Corp.	2,729,286	78,052,444
ITOCHU Techno-Solutions Corp.	220,400	7,204,653
Japan Airlines Co. Ltd. (a)	331,400	6,027,853
Japan Exchange Group, Inc.	1,170,000	25,331,799
Japan Post Bank Co. Ltd.	930,000	7,635,157
Japan Post Holdings Co. Ltd.	5,624,700	42,389,785
Japan Post Insurance Co. Ltd.	459,000	7,138,692
Japan Real Estate Investment Corp.	2,862	16,584,332
Japan Retail Fund Investment Corp.	16,046	13,883,300
Japan Tobacco, Inc.	2,755,300	54,876,946
JFE Holdings, Inc.	1,128,775	12,865,558
JSR Corp.	467,316	17,529,259
Kajima Corp.	1,031,858	11,348,190
Kakaku.com, Inc.	308,500	8,665,347
Kansai Electric Power Co., Inc.	1,616,536	14,604,257
Kansai Paint Co. Ltd.	406,900	9,179,413
Kao Corp.	1,090,650	55,635,818
KDDI Corp.	3,704,600	107,489,621
Keio Corp.	236,082	10,615,073
Keisei Electric Railway Co.	296,900	8,122,564
Keyence Corp.	446,748	275,903,337
Kikkoman Corp.	333,949	25,492,709
Kintetsu Group Holdings Co. Ltd. (a)	394,010	11,363,494
Kirin Holdings Co. Ltd.	1,888,756	30,092,968
Kobayashi Pharmaceutical Co. Ltd.	122,400	9,659,026
Kobe Bussan Co. Ltd.	314,200	11,896,988
Koei Tecmo Holdings Co. Ltd.	135,110	5,683,621
Koito Manufacturing Co. Ltd.	240,000	13,864,732
Komatsu Ltd.	2,010,545	45,484,701
Konami Holdings Corp.	214,200	10,950,054
Kose Corp.	76,500	9,251,603
Kubota Corp.	2,358,864	49,083,232
Kurita Water Industries Ltd.	226,800	10,634,228
Kyocera Corp.	737,004	43,682,609
Kyowa Hakko Kirin Co., Ltd.	619,989	17,319,027
Lasertec Corp.	173,200	45,577,334
Lawson, Inc.	115,216	5,646,894
Lion Corp.	515,100	7,341,320
LIXIL Group Corp.	611,559	15,089,468
M3, Inc.	1,013,100	54,462,568
Makita Corp.	514,400	22,681,201
Marubeni Corp.	3,592,644	32,126,771
Mazda Motor Corp. (a)	1,305,800	10,534,604
McDonald's Holdings Co. (Japan) Ltd.	183,100	8,180,254
Medipal Holdings Corp.	421,070	7,599,264
Meiji Holdings Co. Ltd.	280,458	16,506,371
Mercari, Inc. (a)	236,700	14,427,947
Minebea Mitsumi, Inc.	833,600	21,936,592
Misumi Group, Inc.	652,700	27,630,110
Mitsubishi Chemical Holdings Corp.	2,939,475	22,978,773
Mitsubishi Corp.	2,899,802	86,224,040
Mitsubishi Electric Corp.	4,190,706	52,361,822
Mitsubishi Estate Co. Ltd.	2,715,623	37,323,261
Mitsubishi Gas Chemical Co., Inc.	362,933	6,065,205
Mitsubishi Heavy Industries Ltd.	735,925	16,507,202
Mitsubishi UFJ Financial Group, Inc.	28,068,230	148,239,124
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,514,100	7,152,912
Mitsui & Co. Ltd.	3,582,623	80,549,623
Mitsui Chemicals, Inc.	422,936	11,265,726
Mitsui Fudosan Co. Ltd.	2,106,077	43,290,874
Miura Co. Ltd.	201,400	7,100,270
Mizuho Financial Group, Inc.	5,539,160	68,290,446
MonotaRO Co. Ltd.	575,500	11,486,071
MS&AD Insurance Group Holdings, Inc.	1,022,284	29,808,411
Murata Manufacturing Co. Ltd.	1,319,062	96,771,634
NEC Corp.	563,854	25,439,569
Nexon Co. Ltd.	1,133,000	22,493,107
NGK Insulators Ltd.	591,909	9,347,941
Nidec Corp.	1,026,868	117,584,216
Nihon M&A Center Holdings, Inc.	695,400	20,517,176
Nintendo Co. Ltd.	256,996	113,339,822
Nippon Building Fund, Inc.	3,414	21,142,124
Nippon Express Co. Ltd.	176,354	10,039,845
Nippon Paint Holdings Co. Ltd.	1,633,000	17,235,095
Nippon Prologis REIT, Inc.	4,742	15,501,119
Nippon Sanso Holdings Corp.	348,000	7,398,098
Nippon Shinyaku Co. Ltd.	112,900	8,389,968
Nippon Steel & Sumitomo Metal Corp.	1,963,963	28,956,067
Nippon Telegraph & Telephone Corp.	2,956,100	81,339,685
Nippon Yusen KK	370,957	24,026,459
Nissan Chemical Corp.	279,100	16,052,260
Nissan Motor Co. Ltd. (a)	5,330,548	26,357,654
Nisshin Seifun Group, Inc.	454,193	6,532,062
Nissin Food Holdings Co. Ltd.	145,623	10,744,423
Nitori Holdings Co. Ltd.	184,000	29,161,445
Nitto Denko Corp.	326,694	22,649,384
Nomura Holdings, Inc.	7,053,647	29,555,967
Nomura Real Estate Holdings, Inc.	272,300	5,938,156
Nomura Real Estate Master Fund, Inc.	9,742	13,910,371
Nomura Research Institute Ltd.	771,265	33,297,414
NTT Data Corp.	1,449,100	30,581,516
Obayashi Corp.	1,491,304	10,953,585
OBIC Co. Ltd.	160,100	29,729,721
Odakyu Electric Railway Co. Ltd.	676,800	13,035,572
Oji Holdings Corp.	1,863,752	8,575,903
Olympus Corp.	2,535,916	56,660,718
OMRON Corp.	426,260	40,955,317
Ono Pharmaceutical Co. Ltd.	849,300	18,825,330
Open House Co. Ltd.	188,200	10,722,413
Oracle Corp. Japan	88,300	8,717,902
Oriental Land Co. Ltd.	459,324	72,493,831
ORIX Corp.	2,804,580	55,702,058
ORIX JREIT, Inc.	6,020	9,613,040
Osaka Gas Co. Ltd.	861,105	13,832,877
Otsuka Corp.	261,800	12,020,542
Otsuka Holdings Co. Ltd.	896,600	32,474,507
Pan Pacific International Holdings Ltd.	946,700	16,214,546
Panasonic Corp.	5,071,173	55,288,624
Persol Holdings Co. Ltd.	407,600	11,827,558
Pola Orbis Holdings, Inc.	210,400	3,763,691
Rakuten Group, Inc.	1,993,600	20,347,044
Recruit Holdings Co. Ltd.	3,115,400	189,166,145
Renesas Electronics Corp. (a)	2,884,900	36,249,722
Resona Holdings, Inc.	4,731,800	17,280,902
Ricoh Co. Ltd.	1,539,470	13,581,925
Rinnai Corp.	83,000	7,871,544
ROHM Co. Ltd.	201,044	18,906,513
Ryohin Keikaku Co. Ltd.	580,400	9,422,161
Santen Pharmaceutical Co. Ltd.	827,400	11,009,064
SBI Holdings, Inc. Japan	561,860	14,534,247
SCSK Corp.	358,600	6,836,670
Secom Co. Ltd.	482,067	32,632,161
Seiko Epson Corp.	642,400	10,357,724
Sekisui Chemical Co. Ltd.	866,093	14,136,697
Sekisui House Ltd.	1,414,767	27,495,742
Seven & i Holdings Co. Ltd.	1,730,100	69,684,005
SG Holdings Co. Ltd.	735,200	16,325,492
Sharp Corp.	491,700	5,485,258
Shimadzu Corp.	543,900	23,144,681
SHIMANO, Inc.	170,300	47,307,648
SHIMIZU Corp.	1,267,516	7,985,427
Shin-Etsu Chemical Co. Ltd.	813,262	135,462,318
Shionogi & Co. Ltd.	608,191	42,458,625
Shiseido Co. Ltd.	918,450	52,645,361
Shizuoka Bank Ltd.	1,024,774	7,204,243
SMC Corp.	131,471	84,499,210
SoftBank Corp.	6,597,600	90,813,179
SoftBank Group Corp.	2,769,560	145,546,104
Sohgo Security Services Co., Ltd.	164,000	7,022,250
Sompo Holdings, Inc.	728,603	29,922,308
Sony Group Corp.	2,895,685	353,299,004
Square Enix Holdings Co. Ltd.	197,000	10,334,941
Stanley Electric Co. Ltd.	298,625	7,798,832
Subaru Corp.	1,412,900	26,610,726
Sumco Corp.	764,000	16,560,978
Sumitomo Chemical Co. Ltd.	3,421,034	15,692,451
Sumitomo Corp.	2,585,942	35,208,330
Sumitomo Dainippon Pharma Co., Ltd.	411,200	5,011,490
Sumitomo Electric Industries Ltd.	1,731,806	22,667,990
Sumitomo Metal Mining Co. Ltd.	567,632	20,980,515
Sumitomo Mitsui Financial Group, Inc.	2,998,100	97,542,938
Sumitomo Mitsui Trust Holdings, Inc.	775,572	24,225,374
Sumitomo Realty & Development Co. Ltd.	710,500	22,161,881
Suntory Beverage & Food Ltd.	319,200	11,309,736
Suzuki Motor Corp.	845,800	34,142,947
Sysmex Corp.	384,800	48,204,255
T&D Holdings, Inc.	1,235,700	14,523,372
Taisei Corp.	438,318	12,759,919
Taisho Pharmaceutical Holdings Co. Ltd.	87,957	4,342,018
Takeda Pharmaceutical Co. Ltd.	3,633,227	97,199,586
TDK Corp.	892,775	35,317,676
Terumo Corp.	1,482,348	60,367,457
TIS, Inc.	514,000	15,960,897
Tobu Railway Co. Ltd.	433,459	9,796,201
Toho Co. Ltd.	256,954	11,404,044
Tokio Marine Holdings, Inc.	1,441,400	72,386,093
Tokyo Century Corp.	84,700	4,061,344
Tokyo Electric Power Co., Inc. (a)	3,506,618	9,356,502
Tokyo Electron Ltd.	342,918	180,193,032
Tokyo Gas Co. Ltd.	860,779	14,725,993
Tokyu Corp.	1,147,777	15,864,406
Toppan, Inc.	602,206	9,128,249
Toray Industries, Inc.	3,184,083	18,410,354
Toshiba Corp.	940,888	37,682,134
Tosoh Corp.	597,200	8,537,745
Toto Ltd.	325,092	14,381,064
Toyo Suisan Kaisha Ltd.	203,700	8,289,645
Toyota Industries Corp.	336,686	27,760,548
Toyota Motor Corp.	24,350,515	431,959,906
Toyota Tsusho Corp.	487,800	21,123,804
Trend Micro, Inc.	306,960	17,700,295
Tsuruha Holdings, Inc.	90,800	10,282,125
Unicharm Corp.	926,640	40,138,519
USS Co. Ltd.	503,400	7,419,511
Welcia Holdings Co. Ltd.	216,700	7,716,349
West Japan Railway Co.	495,700	21,361,085
Yakult Honsha Co. Ltd.	294,566	14,775,859
Yamaha Corp.	307,843	15,799,231
Yamaha Motor Co. Ltd.	683,500	17,189,032
Yamato Holdings Co. Ltd.	669,032	14,768,303
Yaskawa Electric Corp.	551,200	24,602,324
Yokogawa Electric Corp.	524,300	9,828,528
Z Holdings Corp.	6,153,200	40,724,390
ZOZO, Inc.	286,200	9,153,032
TOTAL JAPAN		8,774,556,618
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,541,503	41,834,870
Aroundtown SA	2,294,157	13,789,558
Eurofins Scientific SA	306,650	39,277,343
InPost SA	459,218	5,122,059
Tenaris SA	1,084,600	10,621,390
TOTAL LUXEMBOURG		110,645,220
Malta - 0.0%
BGP Holdings PLC (a)(d)	5,796,476	66

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	6,084,500	5,953,416
HKT Trust/HKT Ltd. unit	8,703,760	11,808,897
TOTAL MULTI-NATIONAL		17,762,313
Netherlands - 6.2%
ABN AMRO Group NV GDR (c)	971,286	13,879,347
Adyen BV (a)(c)	45,455	125,902,861
AEGON NV	4,104,942	18,207,327
Airbus Group NV (a)	1,353,660	151,095,548
Akzo Nobel NV	430,428	45,358,749
Argenx SE (a)	105,270	29,492,049
ASM International NV (Netherlands)	107,538	48,393,270
ASML Holding NV (Netherlands)	949,089	744,921,118
CNH Industrial NV	2,349,819	39,054,545
Davide Campari Milano NV	1,200,274	17,519,040
Euronext NV (c)	196,749	19,379,105
EXOR NV	249,034	21,944,769
Ferrari NV	289,447	76,058,269
Heineken Holding NV	264,479	22,061,001
Heineken NV (Bearer)	595,135	59,354,452
IMCD NV	130,854	29,101,538
ING Groep NV (Certificaten Van Aandelen)	8,964,387	123,829,147
JDE Peet's BV	230,601	6,302,743
Just Eat Takeaway.com NV (a)(c)	414,028	25,914,418
Koninklijke Ahold Delhaize NV	2,401,379	80,748,926
Koninklijke DSM NV	401,340	86,548,616
Koninklijke KPN NV	7,723,738	22,751,663
Koninklijke Philips Electronics NV	2,106,549	74,235,551
NN Group NV	620,483	30,920,128
Prosus NV	2,142,690	172,337,354
QIAGEN NV (Germany) (a)	524,436	29,143,380
Randstad NV	274,544	17,348,999
Stellantis NV (Italy)	4,673,902	80,252,178
STMicroelectronics NV (France)	1,568,134	76,370,906
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	286,449	18,906,957
Universal Music Group NV	1,665,474	47,805,884
Wolters Kluwer NV	614,220	69,143,216
TOTAL NETHERLANDS		2,424,283,054
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	2,873,854	15,495,102
Fisher & Paykel Healthcare Corp.	1,323,913	30,116,009
Mercury Nz Ltd.	1,563,192	6,422,609
Meridian Energy Ltd.	2,940,962	9,534,231
Ryman Healthcare Group Ltd.	975,630	8,190,170
Spark New Zealand Ltd.	4,289,421	13,466,637
Xero Ltd. (a)	306,973	31,694,715
TOTAL NEW ZEALAND		114,919,473
Norway - 0.6%
Adevinta ASA Class B (a)	589,833	8,451,759
Aker BP ASA	289,371	9,163,071
DNB Bank ASA	2,135,722	46,801,676
Equinor ASA	2,244,010	56,147,282
Gjensidige Forsikring ASA	458,966	10,423,030
Mowi ASA	1,009,222	23,008,505
Norsk Hydro ASA	3,087,670	19,996,026
Orkla ASA	1,724,590	15,791,891
Schibsted ASA:
(A Shares)	169,736	7,587,361
(B Shares)	221,497	8,556,650
Telenor ASA	1,607,868	23,794,786
Yara International ASA	380,193	18,731,059
TOTAL NORWAY		248,453,096
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	4,532,669	12,310,541

Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(d)	2,598,658	29
Energias de Portugal SA	6,372,830	34,937,380
Galp Energia SGPS SA Class B	1,150,497	10,796,770
Jeronimo Martins SGPS SA	650,112	14,167,066
TOTAL PORTUGAL		59,901,245
Singapore - 1.0%
Ascendas Real Estate Investment Trust	7,704,233	16,486,285
CapitaLand Investment Ltd.	6,058,410	14,917,927
CapitaMall Trust	11,155,277	17,249,375
City Developments Ltd.	939,600	4,833,822
DBS Group Holdings Ltd.	4,158,997	91,040,446
Genting Singapore Ltd.	13,885,059	7,835,180
Keppel Corp. Ltd.	3,343,900	12,497,812
Mapletree Commercial Trust	4,955,400	7,408,315
Mapletree Logistics Trust (REIT)	6,906,159	9,413,694
Mapletree Logistics Trust (REIT) rights 12/14/21 (a)	251,572	3,687
Oversea-Chinese Banking Corp. Ltd.	7,774,350	62,557,153
Singapore Airlines Ltd. (a)	3,076,762	10,980,786
Singapore Exchange Ltd.	1,845,200	12,075,509
Singapore Technologies Engineering Ltd.	3,583,861	10,006,603
Singapore Telecommunications Ltd.	18,969,327	32,807,601
United Overseas Bank Ltd.	2,709,560	50,575,276
UOL Group Ltd.	1,065,950	5,374,472
Venture Corp. Ltd.	635,700	8,623,214
Wilmar International Ltd.	4,410,800	13,285,250
TOTAL SINGAPORE		387,972,407
Spain - 2.2%
ACS Actividades de Construccion y Servicios SA	563,286	13,549,428
Aena SME SA (a)(c)	172,221	25,293,401
Amadeus IT Holding SA Class A (a)	1,034,442	66,230,775
Banco Bilbao Vizcaya Argentaria SA	15,311,198	81,174,148
Banco Santander SA (Spain)	39,819,122	123,807,690
CaixaBank SA	10,179,984	26,283,398
Cellnex Telecom SA (c)	1,170,028	69,053,372
EDP Renovaveis SA	661,630	16,973,021
Enagas SA	571,592	13,023,192
Endesa SA	729,375	16,407,198
Ferrovial SA	1,114,940	31,054,977
Ferrovial SA	12,498	348,113
Grifols SA	684,992	12,297,526
Iberdrola SA	13,156,245	147,639,966
Industria de Diseno Textil SA	2,504,806	79,141,915
Naturgy Energy Group SA	445,306	12,285,046
Red Electrica Corporacion SA	993,853	21,116,756
Repsol SA	3,331,944	36,817,907
Siemens Gamesa Renewable Energy SA (a)	547,455	14,609,041
Telefonica SA	11,653,547	52,872,573
TOTAL SPAIN		859,979,443
Sweden - 3.6%
Alfa Laval AB	722,316	28,049,784
ASSA ABLOY AB (B Shares)	2,301,393	64,484,186
Atlas Copco AB:
(A Shares)	1,542,451	94,954,279
(B Shares)	895,356	46,776,405
Boliden AB	628,000	21,705,374
Electrolux AB (B Shares)	517,913	11,633,008
Embracer Group AB (a)	1,088,635	11,788,967
Epiroc AB:
(A Shares)	1,518,925	36,964,355
(B Shares)	888,154	17,939,420
EQT AB	679,388	40,241,051
Ericsson (B Shares)	6,702,474	67,376,386
Essity AB (B Shares)	1,397,340	44,700,001
Evolution AB (c)	395,148	41,673,420
Fastighets AB Balder (a)	241,474	18,132,982
Getinge AB (B Shares)	525,178	22,071,981
H&M Hennes & Mauritz AB (B Shares) (b)	1,677,013	29,561,647
Hexagon AB (B Shares)	4,523,442	65,782,902
Husqvarna AB (B Shares)	960,807	13,572,045
ICA Gruppen AB	230,986	13,681,607
Industrivarden AB:
(A Shares)	176,754	5,269,977
(C Shares)	499,432	14,785,470
Investor AB:
(A Shares)	1,148,478	27,745,384
(B Shares)	4,179,625	97,333,733
Kinnevik AB (B Shares) (a)	556,036	19,899,619
L E Lundbergforetagen AB	174,425	9,598,163
Latour Investment AB (B Shares)	339,901	12,863,870
Lifco AB	535,223	14,562,720
Lundin Petroleum AB	459,498	16,284,134
Nibe Industrier AB (B Shares)	3,275,066	46,861,906
Sagax AB	369,734	14,485,059
Sandvik AB	2,592,224	64,000,013
Securitas AB (B Shares)	718,770	10,412,219
Sinch AB (a)(c)	1,199,329	16,116,545
Skandinaviska Enskilda Banken AB (A Shares)	3,736,712	54,586,542
Skanska AB (B Shares)	781,121	18,064,858
SKF AB (B Shares)	877,693	20,181,439
Svenska Cellulosa AB SCA (B Shares)	1,391,279	22,754,599
Svenska Handelsbanken AB (A Shares)	3,348,821	35,430,421
Swedbank AB (A Shares)	2,079,170	42,051,562
Swedish Match Co. AB	3,627,520	26,499,747
Tele2 AB (B Shares)	1,152,071	16,497,406
Telia Co. AB	6,106,450	23,645,518
Volvo AB:
(A Shares)	496,564	10,883,595
(B Shares)	3,245,614	69,876,731
TOTAL SWEDEN		1,401,781,030
Switzerland - 10.1%
ABB Ltd. (Reg.)	3,771,617	131,013,416
Adecco SA (Reg.)	355,847	16,589,784
Alcon, Inc. (Switzerland)	1,147,421	90,888,792
Bachem Holding AG (B Shares)	14,232	10,293,609
Baloise Holdings AG	106,470	15,958,033
Barry Callebaut AG	8,193	19,455,084
Clariant AG (Reg.)	495,464	9,741,436
Coca-Cola HBC AG	461,199	14,242,489
Compagnie Financiere Richemont SA Series A	1,198,621	178,373,386
Credit Suisse Group AG	6,087,003	58,772,519
Ems-Chemie Holding AG	16,110	15,389,652
Geberit AG (Reg.)	82,372	63,148,427
Givaudan SA	21,202	103,925,712
Holcim Ltd.	1,202,192	58,207,543
Julius Baer Group Ltd.	507,972	31,671,823
Kuehne & Nagel International AG	124,789	35,844,300
Lindt & Spruengli AG	249	30,757,148
Lindt & Spruengli AG (participation certificate)	2,430	29,936,605
Logitech International SA (Reg.)	397,525	31,549,122
Lonza Group AG	170,990	138,386,330
Nestle SA (Reg. S)	6,463,789	828,475,340
Novartis AG	5,030,963	400,996,663
Partners Group Holding AG	52,111	90,252,699
Roche Holding AG:
(Bearer) (b)	79,811	33,209,305
(participation certificate)	1,606,331	627,128,246
Schindler Holding AG:
(participation certificate)	93,576	24,157,194
(Reg.)	46,133	11,497,446
SGS SA (Reg.)	13,764	41,634,582
Siemens Energy AG (a)	917,746	24,396,721
Sika AG	325,560	127,911,870
Sonova Holding AG	125,689	47,438,852
Straumann Holding AG	23,763	50,655,401
Swatch Group AG (Bearer)	66,100	19,540,918
Swatch Group AG (Bearer) (Reg.)	122,609	7,018,248
Swiss Life Holding AG	72,402	41,782,669
Swiss Prime Site AG	174,447	16,569,662
Swiss Re Ltd.	692,613	65,213,733
Swisscom AG	59,492	33,075,232
Temenos Group AG	154,242	19,800,032
UBS Group AG	8,076,522	140,231,753
VAT Group AG (c)	61,997	29,916,313
Vifor Pharma AG	111,958	12,585,443
Zurich Insurance Group Ltd.	345,487	142,665,565
TOTAL SWITZERLAND		3,920,299,097
United Kingdom - 13.0%
3i Group PLC	2,234,924	41,226,316
Abrdn PLC	5,009,229	15,542,502
Admiral Group PLC	443,380	17,436,637
Anglo American PLC (United Kingdom)	2,967,282	109,225,192
Antofagasta PLC	905,561	16,620,042
Ashtead Group PLC	1,027,463	82,589,713
Associated British Foods PLC	818,231	20,926,207
AstraZeneca PLC (United Kingdom)	3,557,132	389,985,626
Auto Trader Group PLC (c)	2,201,823	21,387,716
Aveva Group PLC	276,676	11,800,645
Aviva PLC	8,983,284	45,997,176
BAE Systems PLC	7,385,441	53,787,031
Barclays PLC	38,870,737	94,909,958
Barratt Developments PLC	2,341,252	21,715,279
Berkeley Group Holdings PLC	258,215	14,711,815
BHP Group PLC	4,849,938	132,529,698
BP PLC	46,202,526	200,460,312
British American Tobacco PLC (United Kingdom)	5,005,866	167,532,510
British Land Co. PLC	2,022,651	13,686,846
BT Group PLC (a)	20,500,285	43,241,265
Bunzl PLC	774,657	29,547,715
Burberry Group PLC	929,729	21,731,366
Compass Group PLC (a)	4,096,640	79,916,675
Croda International PLC	320,381	43,099,075
Diageo PLC	5,359,368	270,477,899
Evraz PLC	1,172,208	8,979,713
GlaxoSmithKline PLC	11,554,356	234,589,364
Halma PLC	871,810	34,795,506
Hargreaves Lansdown PLC	816,921	14,526,025
Hikma Pharmaceuticals PLC	398,804	11,748,125
HSBC Holdings PLC (United Kingdom)	46,903,643	259,208,422
Imperial Brands PLC	2,173,591	44,421,084
Informa PLC (a)	3,452,151	21,440,849
InterContinental Hotel Group PLC (a)	420,748	25,000,156
Intertek Group PLC	370,610	26,320,474
J Sainsbury PLC	4,015,970	14,773,315
JD Sports Fashion PLC	5,875,710	17,418,299
Johnson Matthey PLC	444,453	12,389,462
Kingfisher PLC	4,849,516	20,378,770
Land Securities Group PLC	1,618,208	15,646,027
Legal & General Group PLC	13,709,733	51,399,558
Lloyds Banking Group PLC	162,988,339	101,206,685
London Stock Exchange Group PLC	755,373	65,438,573
M&G PLC	5,972,239	14,845,054
Melrose Industries PLC	10,041,808	19,364,899
Mondi PLC	1,115,380	25,507,057
National Grid PLC	8,305,698	110,208,808
NatWest Group PLC	13,227,634	37,271,683
Next PLC	305,338	31,926,345
NMC Health PLC (a)	250,069	25,007
Ocado Group PLC (a)	1,120,711	26,761,741
Pearson PLC	1,737,620	13,740,041
Persimmon PLC	732,909	26,678,424
Phoenix Group Holdings PLC	1,492,479	12,707,473
Prudential PLC (a)	6,006,167	101,451,764
Reckitt Benckiser Group PLC	1,640,044	132,848,579
RELX PLC (London Stock Exchange)	4,440,317	137,741,491
Rentokil Initial PLC	4,269,677	34,843,012
Rio Tinto PLC	2,578,901	158,097,310
Rolls-Royce Holdings PLC (a)	19,214,528	31,345,542
Royal Dutch Shell PLC:
Class A (United Kingdom)	9,437,475	197,426,072
Class B (United Kingdom)	8,435,328	176,770,322
rights (a)(e)	9,402,519	2,232,979
rights (a)(e)	8,382,018	1,998,531
Sage Group PLC	2,419,752	24,837,675
Schroders PLC	285,511	13,047,020
Segro PLC	2,756,419	51,652,523
Severn Trent PLC	574,785	22,061,603
Smith & Nephew PLC	2,019,146	32,450,453
Smiths Group PLC	910,413	17,459,790
Spirax-Sarco Engineering PLC	169,401	35,213,586
SSE PLC	2,395,842	49,255,833
St. James's Place PLC	1,239,542	25,527,470
Standard Chartered PLC (United Kingdom)	6,044,197	33,456,153
Taylor Wimpey PLC	8,376,354	17,590,268
Tesco PLC	17,755,476	65,490,399
Unilever PLC	5,959,015	304,344,943
United Utilities Group PLC	1,566,488	22,593,938
Vodafone Group PLC	63,175,149	91,592,490
Whitbread PLC (a)	463,921	17,294,278
TOTAL UNITED KINGDOM		5,057,426,179
United States of America - 0.1%
Coca-Cola European Partners PLC	471,095	23,257,960
Fiverr International Ltd. (a)	67,141	9,508,508
TOTAL UNITED STATES OF AMERICA		32,766,468
TOTAL COMMON STOCKS (Cost $30,678,138,747)		37,656,277,182

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
France - 0.2%
Air Liquide SA (a)	355,967	58,867,851

Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	137,622	10,831,751
Fuchs Petrolub AG	159,590	7,167,244
Henkel AG & Co. KGaA	409,852	32,397,477
Porsche Automobil Holding SE (Germany)	351,614	29,498,834
Sartorius AG (non-vtg.)	60,178	41,426,457
Volkswagen AG	426,248	77,873,431
TOTAL GERMANY		199,195,194
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $187,715,197)		258,063,045

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f)	1,018,156,967	1,018,360,598
Fidelity Securities Lending Cash Central Fund 0.07% (f)(g)	237,823,444	237,847,226
TOTAL MONEY MARKET FUNDS (Cost $1,256,207,824)		1,256,207,824

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $32,122,061,768)	39,170,548,051
NET OTHER ASSETS (LIABILITIES) - (0.8)% (h)	(300,751,126)
NET ASSETS - 100.0%	38,869,796,925

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	8,513	Dec 2021	951,540,575	(30,940,364)	(30,940,364)

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $754,638,619 or 1.9% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $71,587,085 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	941,129,198	5,149,901,099	5,072,669,699	323,298	(1,113)	1,113	1,018,360,598	1.7%
Fidelity Securities Lending Cash Central Fund 0.07%	11,422,542	1,289,850,381	1,063,425,697	2,234,725	-	-	237,847,226	0.7%
Total	952,551,740	6,439,751,480	6,136,095,396	2,558,023	(1,113)	1,113	1,256,207,824

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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